LEASES (Tables)	12 Months Ended
Jun. 30, 2026
Leases
SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	As of June 30,
	2026	2025
Right-of-use assets	$1,982,719	$998,531
Right-of-use assets, accumulated amortization	(283,367)	(485,884)
Right-of-use assets, net	$1,699,352	512,647

Lease liabilities, current	279,825	463,064
Lease liabilities, non-current	1,532,181	58,517
Total lease liabilities	$1,812,006	$521,581

SCHEDULE OF MINIMUM LEASE PAYMENTS

The future undiscounted aggregate minimum lease payments under non-cancellable operating leases were as follows as of June 30, 2026:

Year Ended June 30,	Amount
2027	$339,537
2028	337,995
2029	322,297
2030	425,597
2031 and thereafter	575,040
Less: Amounts representing interest	(188,460)
Total present value of lease liabilities	1,812,006
Less: current portion of lease liabilities	279,825
Non-current portion of lease liabilities	$1,532,181